Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Principles of presentation and consolidation

Principles of presentation and consolidation

The unaudited condensed consolidated financial statements of the Group are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with audited consolidated financial statements and accompanying notes in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2023. The unaudited condensed consolidated financial statements include the accounts of the Company, its direct and indirect wholly and majority owned subsidiaries. In accordance with the provisions of Accounting Standards Codification (“ASC”) 810, Consolidation, the Group also consolidate any variable interest entity (“VIE”) of which the Company is the primary beneficiary. The Group do not consolidate a VIE in which the Company has a majority ownership interest when the Company is not considered the primary beneficiary. The Company has determined that the Company is not the primary beneficiary of one of the VIE (see Note 13, Variable Interest Entity). The Company evaluates its relationships with the VIE on an ongoing basis to determine whether it becomes the primary beneficiary. All material intercompany balances and transactions have been eliminated in preparation of the consolidated financial statements.

Use of estimates

Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as income and expenses during the reporting period. Significant accounting estimates reflected in the Group’s unaudited condensed consolidated financial statements include fair value of long-term investments, fair value measurement for share options, impairment of long-lived assets, allowance for credit losses and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

Impairment of long-lived assets

Impairment of long-lived assets

The Group prepares a qualitative assessment, and if necessary, a quantitative assessment, in determining whether long-lived assets may be impaired. The factors considered in the qualitative assessment include macroeconomic conditions, industry and market conditions and overall financial performance of the Group, among other factors. Under a quantitative assessment, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Long-term investments

Long-term investments

The Group’s long-term investments consist of equity method investment in common stocks and non-marketable investments in non-redeemable preferred shares of privately-held companies that are not required to be consolidated under the variable interest or voting models. Long-term investments are classified as non-current assets on the unaudited condensed consolidated balance sheets as those investments do not have stated contractual maturity dates.

Non-marketable investments

The non-marketable equity securities not accounted for under the equity method are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. Adjustments are determined primarily based on a market approach as of the transaction date. The Group also makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

Equity method investment – Fair value option

The Group elects the fair value option for an investment that would otherwise be accounted for using the equity method of accounting. Such election is irrevocable and is applied on an investment by investment basis at initial recognition. The fair value of such investments is based on quoted prices in an active market, if any, or recent orderly transactions for identical or similar investment of the same issuer. Changes in the fair value of these equity method investments are recognized in other income (expenses), net in the unaudited condensed consolidated statement of operations and comprehensive loss.

Operating leases

Operating leases

At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. Operating lease liabilities are recognized at lease commencement based on the present value of lease payments over the lease term. Operating lease right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred and less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the Group uses incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate is determined based on the rate of interest that the Group would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. The lease term for all of the Group’s leases includes the non-cancellable period of the lease plus any additional periods covered by either a Group’s option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. For operating leases, the Group recognizes a single lease cost on a straight-line basis over the remaining lease term.

The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Group recognizes lease expense for these leases on a straight-line basis over the lease terms.

Revenue recognition

Revenue recognition

Revenues are derived from healthcare services rendered to patients for healthcare consultation and medical treatment. Revenue is reported at the amount that reflects the consideration to which the Group expects to be entitled in exchange for providing healthcare services.

The Group recognizes revenue as its performance obligations are completed. Healthcare services are treated as a single performance obligation satisfied at a point in time because the performance obligations are generally satisfied over a period of less than one day.

The Group determines the transaction price based on established billing rates.  The Group considers the patient’s ability and intent to pay the amount of consideration upon admission.  Subsequent changes resulting from a patient’s ability to pay are recorded as bad debt expense, which is included as a component of other operating expenses in the unaudited condensed consolidated statements of operations. During the six months ended June 30, 2024 and 2023, the bad debt expenses were $7,636 and $nil respectively.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In June 2022, the FASB issued Accounting Standards Update (“ASU”) 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Group for the year ending December 31, 2024. The Group does not expect that the adoption of this guidance will have a material impact on the Group’s unaudited condensed consolidated financial statements.

Recently issued accounting standards which have not yet been adopted

Recently issued accounting standards which have not yet been adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. All disclosure requirements under ASU2023-07 are also required for public entities with a single reportable segment. The guidance is effective for the year ending December 31, 2024 and the subsequent interim periods. The Group expects the impact of adoption of this guidance to be limited to additional segment disclosures on the Group’s 2024 consolidated financial statements, and 2025 unaudited condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which improves income tax disclosures. The amendments require the disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid (net of refunds received), Income (or loss) from continuing operations before income tax expense (or benefit) and Income tax expense (or benefit) from continuing operations. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Group for the year ending December 31, 2025. Management does not expect the adoption has material effect on the Group’s unaudited condensed consolidated financial statements.